Cover Page	12 Months Ended
Dec. 31, 2022 shares
Document and Entity Information
Document Type	20-F
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-34656
Entity Registrant Name	H World Group Limited
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No. 1299 Fenghua Road
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Title of 12(b) Security	American Depositary Shares
Trading Symbol	HTHT
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	3,112,413,730
Entity Address, Postal Zip Code	201803
ICFR Auditor Attestation Flag	true
Auditor Name	Deloitte Touche Tohmatsu Certified Public Accountants LLP
Auditor Firm ID	1113
Auditor Location	Shanghai, China
Entity Central Index Key	0001483994
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false
Business contact
Document and Entity Information
Contact Personnel Name	Jihong He
Entity Address, Address Line One	11 Penang Lane
Entity Address, Country	SG
City Area Code	65
Local Phone Number	8655-0278
Entity Address, Postal Zip Code	238485